Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Apr. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2015:

For the Years Ended April 30,	2015	$6
	2016	23
	2017	24
	2018	25
	2019	26
	2020	16
Total minimum lease payments		$120
Less: current maturity		(22)
Long-term maturity		98

Future minimum lease payments due each fiscal year are as follows (in thousands):
2015	$102,826
2016	85,185
2017	49,691

Total	$237,702